UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10339

Name of Fund: BlackRock Municipal Income Trust (BFK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1 – Schedule of Investments

BlackRock Municipal Income Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Alabama - 3.8%	Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B,
	5.75%, 6/01/12 (a)	$15,000	$17,050,950
Arizona - 7.1%	Phoenix and Pima County, Arizona, IDA, S/F Mortgage Revenue
	Refunding Bonds, AMT, Series 2007-1, 5.25%, 8/01/38 (b)(c)(d)	4,792	4,531,005
	Pima County, Arizona, IDA, Education Revenue Bonds (American
	Charter Schools Foundation), Series A, 5.625%, 7/01/38	4,590	2,942,098
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/32	10,280	6,857,891
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
	5%, 12/01/37	14,395	9,340,484
	Scottsdale, Arizona, IDA, Hospital Revenue Bonds (Scottsdale
	Healthcare), 5.80%, 12/01/11 (a)	7,000	7,889,210
			31,560,688
California - 16.0%	California County Tobacco Securitization Agency, Tobacco Revenue
	Bonds (Stanislaus County Tobacco Funding Corporation), Sub-Series C,
	6.303%, 6/01/55 (e)	17,855	100,881
	California State, GO, Refunding, 5%, 6/01/32	4,000	3,658,120
	California State, GO, Refunding, 5%, 6/01/34	6,250	5,660,562
	California Statewide Communities Development Authority, Health
	Facility Revenue Bonds (Memorial Health Services), Series A, 5.50%,
	10/01/33	5,000	4,377,950
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, 6.085%, 1/15/32 (e)	54,635	6,544,180
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, 6.032%, 1/15/34 (e)	20,535	2,044,670
	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, 6.089%, 1/15/38 (e)	75,000	5,061,000
	Golden State Tobacco Securitization Corporation of California,
	Tobacco Settlement Revenue Bonds, Series A-1, 6.625%, 6/01/13 (a)	10,000	11,879,400
	Lincoln, California, Special Tax Bonds (Community Facilities District
	Number 2003-1), 6%, 9/01/13 (a)	3,115	3,771,486
	Los Angeles, California, Regional Airports Improvement Corporation,
	Facilities Lease Revenue Refunding Bonds (LAXFUEL Corporation - Los
	Angeles International Airport), AMT, 5.50%, 1/01/32 (f)	13,320	11,460,262

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDR	Industrial Development Revenue
EDR	Economic Development Revenue Bonds		Bonds
GO	General Obligation Bonds	M/F	Multi-Family
HDA	Housing Development Authority	PCR	Pollution Control Revenue Bonds
HFA	Housing Finance Agency	S/F	Single-Family

BlackRock Municipal Income Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Murrieta, California, Community Facilities District Number 2, Special
	Tax Bonds (The Oaks Improvement Area Project), Series A, 6%,
	9/01/34	$5,000	$3,619,450
	University of California Revenue Bonds, Series B, 4.75%, 5/15/38	10,565	9,444,265
	West Valley Mission Community College District, California, GO
	(Election of 2004), Series A, 4.75%, 8/01/30 (g)	4,015	3,758,080
			71,380,306
Colorado - 3.6%	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre
	Valley Health Care), 5.20%, 3/01/31 (g)	1,440	1,271,102
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre
	Valley Health Care), Series B, 5.25%, 3/01/36 (g)	2,875	2,494,982
	Colorado Health Facilities Authority, Revenue Refunding Bonds (Poudre
	Valley Health Care), Series C, 5.25%, 3/01/40 (g)	5,000	4,283,350
	Colorado Springs, Colorado, Utilities System Improvement Revenue
	Bonds, Subordinate Lien, Series C, 5%, 11/15/45 (g)	2,545	2,352,369
	Denver, Colorado, Health and Hospital Authority, Healthcare Revenue
	Bonds, Series A, 6%, 12/01/11 (a)	3,500	3,925,250
	Park Creek Metropolitan District, Colorado, Senior Limited Tax
	Supported Revenue Refunding Bonds, 5.50%, 12/01/37	2,530	1,696,213
			16,023,266
District of Columbia - 7.4%	District of Columbia Revenue Bonds (Georgetown University), Series A,
	6.025%, 4/01/11 (a)(e)(h)	15,600	3,440,580
	District of Columbia Revenue Bonds (Georgetown University), Series A,
	6.026%, 4/01/11 (a)(e)(h)	51,185	10,633,684
	District of Columbia, Revenue Refunding Bonds (Friendship Public
	Charter School, Inc.), 5.25%, 6/01/33 (i)	2,390	1,353,146
	District of Columbia Tobacco Settlement Financing Corporation, Asset-
	Backed Revenue Refunding Bonds, 6.75%, 5/15/40	25,535	17,640,344
			33,067,754
Florida - 9.0%	Heritage Isle at Viera Community Development District, Florida,
	Special Assessment Bonds, Series A, 6%, 5/01/35	1,905	1,402,728
	Highlands County, Florida, Health Facilities Authority, Hospital
	Revenue Bonds (Adventist Health System), Series A,
	6%, 11/15/11 (a)	9,670	10,764,547
	Martin County, Florida, IDA, IDR, Refunding (Indiantown Cogeneration
	Project), AMT, Series A, 7.875%, 12/15/25	9,000	7,308,810
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%,
	11/15/21	9,540	7,243,054
	Orange County, Florida, Tourist Development, Tax Revenue Refunding
	Bonds, 4.75%, 10/01/32 (j)	5,440	4,467,165
	Stevens Plantation Community Development District, Florida, Special
	Assessment Revenue Bonds, Series A, 7.10%, 5/01/35	3,830	2,621,597
	Village Community Development District Number 5, Florida, Special
	Assessment Bonds, 5.625%, 5/01/22	7,740	6,402,683
			40,210,584

BlackRock Municipal Income Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Georgia - 0.8%	Main Street Natural Gas, Inc. Georgia, Gas Project Revenue Bonds,
	Series A, 6.375%,7/15/38 (k)(l)	$3,500	$691,215
	Richmond County, Georgia, Development Authority, Environmental
	Improvement Revenue Refunding Bonds (International Paper Co.
	Projects), AMT, Series A, 6%, 2/01/25	4,000	2,716,520
			3,407,735
Idaho - 4.1%	University of Idaho, Student Fee Revenue Bonds (University Housing
	Improvement Projects), 5.40%, 4/01/11 (a)(m)	16,970	18,518,343
Illinois - 11.3%	Bolingbrook, Illinois, GO, Refunding, Series B, 6.006%,
	1/01/33 (e)(h)(m)	7,120	1,648,921
	Bolingbrook, Illinois, GO, Refunding, Series B, 6.006%,
	1/01/34 (e)(h)(m)	14,085	3,002,359
	CenterPoint Intermodal Center Program Trust, Illinois, Tax Allocation
	Bonds, Class A, 8%, 6/15/23 (n)	4,630	3,560,238
	Chicago, Illinois, O'Hare International Airport Revenue Refunding
	Bonds, Third Lien, AMT, Series C-2, 5.25%, 1/01/30 (g)	7,650	6,510,073
	Illinois Educational Facilities Authority, Revenue Refunding Bonds
	(University of Chicago), Series A, 5.25%, 7/01/41	760	760,084
	Illinois Educational Facilities Authority, Student Housing Revenue
	Bonds (Education Advancement Fund - University Center Project at
	DePaul), 6.25%, 5/01/12 (a)	10,000	11,614,800
	Illinois Health Facilities Authority, Revenue Refunding Bonds (Elmhurst
	Memorial Healthcare), 5.50%, 1/01/22	5,000	4,494,400
	Illinois Health Facilities Authority, Revenue Refunding Bonds (Elmhurst
	Memorial Healthcare), 5.625%, 1/01/28	6,000	4,934,940
	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50%,
	2/01/35 (h)(m)	7,975	6,666,462
	Illinois State Finance Authority Revenue Bonds (Friendship Village of
	Schaumburg), Series A, 5.625%, 2/15/37	1,685	923,330
	Illinois State Finance Authority Revenue Bonds (MJH Education
	Assistance IV LLC), Sub-Series B, 5.375%, 16/01/35 (k)(l)	1,675	164,986
	Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc.
	Project), Series A, 7%, 12/01/37	2,885	1,927,151
	Illinois State Finance Authority Revenue Bonds (Northwestern Memorial
	Hospital), Series A, 5.50%, 8/15/14 (a)	3,700	4,428,234
			50,635,978
Indiana - 6.1%	Indiana Health Facilities Financing Authority, Hospital Revenue
	Refunding Bonds (Methodist Hospital, Inc.), 5.50%, 9/15/31	9,000	6,452,190
	Petersburg, Indiana, PCR, Refunding (Indianapolis Power & Light Co.
	Project), AMT, 5.90%, 12/01/24	10,000	7,449,300
	Petersburg, Indiana, PCR, Refunding (Indianapolis Power & Light Co.
	Project), AMT, 5.95%, 12/01/29	16,000	11,641,440
	Vincennes, Indiana, EDR, Refunding, 6.25%, 1/01/24	2,220	1,593,405
			27,136,335
Kentucky - 0.2%	Kentucky Housing Corporation, Housing Revenue Bonds, AMT, Series F,
	5.45%, 1/01/32 (d)(o)	900	821,016

BlackRock Municipal Income Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Louisiana - 2.3%	Louisiana Local Government Environmental Facilities and Community
	Development Authority, Revenue Bonds (Capital Projects and
	Equipment Acquisition Program), 6.55%, 9/01/25 (i)	$9,215	$7,061,270
	Saint Tammany Parish, Louisiana, Financing Authority, S/F Mortgage
	Revenue Bonds (Home Ownership Program), Series A,
	5.25%, 12/01/39 (b)(c)(d)	3,136	3,024,547
			10,085,817
Maryland - 0.5%	Maryland State Community Development Administration, Department
	of Housing and Community Development, Residential Revenue
	Refunding Bonds, AMT, Series A, 4.65%, 9/01/32	2,665	2,130,428
Michigan - 0.6%	Michigan State Hospital Finance Authority, Revenue Refunding Bonds
	(Henry Ford Health System), Series A, 5.25%, 11/15/46	4,230	2,747,301
Mississippi - 3.6%	Gulfport, Mississippi, Hospital Facility Revenue Bonds (Memorial
	Hospital at Gulfport Project), Series A, 5.75%, 7/01/31	18,680	16,207,702
Missouri - 0.1%	Missouri Joint Municipal Electric Utility Commission, Power Project
	Revenue Bonds (Plum Point Project), 4.60%, 1/01/36 (h)	695	458,832
Multi-State - 9.6%	Charter Mac Equity Issuer Trust, 6.30%, 6/30/49 (n)(p)	11,000	11,129,910
	Charter Mac Equity Issuer Trust, 6.625%, 6/30/49 (n)(p)	1,000	1,010,520
	Charter Mac Equity Issuer Trust, 6.80%, 11/30/50 (n)(p)	6,500	6,768,515
	Charter Mac Equity Issuer Trust, 6.80%, 10/31/52 (n)(p)	16,000	17,143,520
	MuniMae TE Bond Subsidiary LLC, 6.875%, 6/30/49 (n)(p)	8,000	6,755,120
			42,807,585
Nebraska - 0.7%	Omaha Public Power District, Nebraska, Electric System Revenue
	Bonds, Series A, 4.75%, 2/01/44	3,695	3,340,502
Nevada - 1.0%	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of
	Nevada Project), 5%, 5/15/29	5,260	4,585,721
New Hampshire - 1.4%	New Hampshire Health and Education Facilities Authority Revenue
	Bonds (Exeter Hospital Obligated Group), 5.75%, 10/01/31	3,500	3,140,970
	New Hampshire State Business Finance Authority, PCR, Refunding
	(Public Service Company Project), AMT, Series B,
	4.75%, 5/01/21 (h)	4,000	3,157,920
			6,298,890
New Jersey - 7.9%	Middlesex County, New Jersey, Improvement Authority, Subordinate
	Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B,
	6.25%, 1/01/37	3,680	2,077,323
	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75%, 6/15/29	18,500	13,767,515
	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation
	Improvement District Project), 6.50%, 4/01/28	8,000	5,981,520
	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines,
	Inc. Project), AMT, 7%, 11/15/30	15,410	10,041,772
	Tobacco Settlement Financing Corporation of New Jersey, Asset-
	Backed Revenue Refunding Bonds, Series 1A, 4.50%, 6/01/23	4,610	3,360,321
			35,228,451
New York - 4.6%	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant
	Charter School Project), Series A, 7%, 5/01/35	1,820	1,129,492

BlackRock Municipal Income Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(American Airlines, Inc. - JFK International Airport), AMT, 8%, 8/01/28	$5,000	$3,614,400
	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines, Inc. Project), AMT, 7.75%, 8/01/31	22,140	15,346,784
	New York Liberty Development Corporation Revenue Bonds (Goldman
	Sachs Headquarters), 5.25%, 10/01/35	675	542,734
			20,633,410
North Carolina - 3.5%	Gaston County, North Carolina, Industrial Facilities and Pollution
	Control Financing Authority, Revenue Bonds (National Gypsum
	Company Project), AMT, 5.75%, 8/01/35	12,130	6,336,105
	North Carolina Capital Facilities Finance Agency, Revenue Refunding
	Bonds (Duke University Project), Series B,
	4.25%, 7/01/42	11,550	9,281,349
			15,617,454
Ohio - 4.0%	American Municipal Power, Inc., Ohio, Revenue Refunding Bonds
	(Prairie State Energy Campus Project), Series A, 5%, 2/15/38	4,815	4,383,528
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
	Settlement Asset-Backed Bonds, Series A-2, 6.50%, 6/01/47	3,120	1,937,489
	Ohio State Air Quality Development Authority, Revenue Refunding
	Bonds (Dayton Power and Light Company Project), Series B, 4.80%,
	1/01/34 (m)(q)	9,570	9,115,329
	Pinnacle Community Infrastructure Financing Authority, Ohio, Revenue
	Bonds, Series A, 6.25%, 12/01/36	3,760	2,251,526
			17,687,872
Oklahoma - 1.3%	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds,
	Series A, 7.75%, 6/01/35	7,175	6,044,938
Pennsylvania - 4.1%	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Amtrak Project), AMT, Series A, 6.375%,
	11/01/41	6,500	4,675,710
	Pennsylvania Economic Development Financing Authority, Exempt
	Facilities Revenue Bonds (Reliant Energy), AMT, Series A, 6.75%,
	12/01/36	15,580	11,592,611
	Pennsylvania HFA, S/F Mortgage Revenue Refunding Bonds, AMT,
	Series 97A, 4.60%, 10/01/27	2,500	2,070,650
			18,338,971
South Carolina - 8.5%	Lexington County, South Carolina, Health Services District, Inc.,
	Hospital Revenue Refunding and Improvement Bonds,
	5.50%, 11/01/13 (a)	5,000	5,862,100
	Lexington County, South Carolina, Health Services District, Inc.,
	Hospital Revenue Refunding and Improvement Bonds,
	5.75%, 11/01/13 (a)	10,000	11,837,800

BlackRock Municipal Income Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Scago Education Facilities Corporation for Chesterfield County School
	District, South Carolina, Revenue Refunding Bonds,
	5%, 12/01/29 (r)	$5,345	$5,091,968
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series A, 6.25%, 8/01/31	5,075	4,440,016
	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds
	(Palmetto Health Alliance), Series C, 6.875%, 8/01/13 (a)	9,000	10,846,804
			38,078,688
Tennessee - 2.6%	Knox County, Tennessee, Health, Educational and Housing Facilities
	Board, Hospital Facilities Revenue Refunding Bonds (Covenant Health),
	Series A, 5.698%, 1/01/20 (e)(g)	20,825	11,442,296
Texas - 16.6%	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company
	LLC Project), AMT, Series A, 8.25%, 10/01/30	4,370	2,622,175
	Brazos River Authority, Texas, PCR, Refunding (TXU Energy Company
	Project), AMT, Series C, 5.75%, 5/01/36	4,265	2,806,370
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Junior Lien, Series H, 6.107%, 11/15/35 (e)(h)	5,000	573,200
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Senior Lien, Series A, 5.927%, 11/15/38 (e)(h)	12,580	1,157,863
	Harris County-Houston Sports Authority, Texas, Revenue Refunding
	Bonds, Third Lien, Series A-3, 5.969%, 11/15/37 (e)(h)	26,120	2,519,274
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5%,
	5/15/13 (a)(h)	50	57,291
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5%,
	5/15/31 (h)	2,345	2,128,111
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
	Series A, 5%, 5/15/13 (a)(h)	5	5,729
	Lower Colorado River Authority, Texas, Transmission Contract Revenue
	Refunding Bonds (LCRA Transmission Services Corp. Project), 4.75%,
	5/15/34 (f)	13,305	11,669,948
	Montgomery County, Texas, Municipal Utility District Number 46,
	Waterworks and Sewer System, GO, 4.75%, 3/01/30 (h)	1,700	1,545,895
	North Texas Tollway Authority, System Revenue Refunding Bonds,
	Second Tier, Series F, 6.125%, 1/01/31	12,180	11,663,081
	San Antonio Energy Acquisition Public Facilities Corporation, Texas,
	Gas Supply Revenue Bonds, 5.50%, 8/01/25	6,540	4,894,994
	Texas State Affordable Housing Corporation, M/F Housing Revenue
	Bonds (Amern Opportunity Housing Portfolio), Series B,
	8%, 3/01/32 (k)(l)	4,435	432,102
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.062%, 8/15/32 (e)(f)	35,000	6,620,250
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.072%, 8/15/33 (e)(f)	62,325	10,931,805

BlackRock Municipal Income Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, 6.072%, 8/15/34 (e)(f)	$65,040	$10,548,838
	Texas State Turnpike Authority, Central Texas Turnpike System
	Revenue Bonds, First Tier, Series A, 5%, 8/15/42 (f)	5,000	4,026,750
			74,203,676
Virginia - 0.4%	Virginia Commonwealth Transportation Board, Transportation Contract
	Revenue Refunding Bonds (U.S. Route 28 Project),
	5.292%, 4/01/32 (e)(h)	8,105	1,996,748
Washington - 1.7%	King County, Washington, Sewer Revenue Refunding Bonds, 5%,
	1/01/36 (g)	3,615	3,510,707
	Washington State Health Care Facilities Authority, Revenue Refunding
	Bonds (Providence Health System), Series A,
	4.625%, 10/01/34 (h)(m)	5,095	4,037,329
			7,548,036
West Virginia - 0.1%	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and
	Public Safety Facilities), Series A, 5%, 6/01/29 (h)	320	303,536
Wisconsin - 3.6%	Wisconsin State Health and Educational Facilities Authority Revenue
	Bonds (Aurora Health Care, Inc.), 6.40%, 4/15/33	7,500	5,905,500
	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Froedtert and Community Health),
	5.375%, 10/01/30	1,205	1,122,518
	Wisconsin State Health and Educational Facilities Authority, Revenue
	Refunding Bonds (Wheaton Franciscan Services, Inc.),
	5.75%, 2/15/12 (a)	8,000	9,120,960
			16,148,978
Wyoming - 0.5%	Wyoming Community Development Authority, Housing Revenue Bonds,
	AMT, Series 3, 4.65%, 12/01/27	2,765	2,308,581
Puerto Rico - 1.1%	Puerto Rico Commonwealth Highway and Transportation Authority,
	Transportation Revenue Refunding Bonds, Series N,
	5.25%, 7/01/36 (r)	5,000	4,817,000
	Total Municipal Bonds - 149.7%		668,874,368
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (s)
Alabama - 0.9%	Birmingham, Alabama, Special Care Facilities Financing Authority,
	Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5%,
	11/15/36	4,548	3,908,749
California - 1.0%	University of California Revenue Bonds, Series C, 4.75%, 5/15/37 (h)	5,000	4,511,000
Colorado - 2.4%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-3, 5.10%, 10/01/41 (g)	7,600	6,557,052
	Colorado Health Facilities Authority Revenue Bonds (Catholic Health),
	Series C-7, 5%, 9/01/36 (g)	4,860	4,202,491
			10,759,543

BlackRock Municipal Income Trust
Schedule of Investments January 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Municipal Bonds Transferred to	Par
State	Tender Option Bond Trusts (s)	(000)	Value
Connecticut - 4.2%	Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (Yale University), Series T-1, 4.70%, 7/01/29	$9,400	$9,412,596
	Connecticut State Health and Educational Facilities Authority Revenue
	Bonds (Yale University), Series X-3, 4.85%, 7/01/37	9,360	9,203,594
			18,616,190
Illinois - 1.9%	Chicago, Illinois, Housing Authority, Capital Program Revenue
	Refunding Bonds, 5%, 7/01/24 (g)	8,232	8,374,427
Massachusetts - 1.4%	Massachusetts State Water Resource Authority, General Revenue
	Refunding Bonds, Series A, 5%, 8/01/41	6,770	6,579,357
New York - 1.2%	New York State Environmental Facilities Corporation, State Clean
	Water and Drinking Revenue Bonds (New York City Water Project),
	Series B, 5%, 6/15/31	5,370	5,291,491
Virginia - 3.9%	University of Virginia, Revenue Refunding Bonds, 5%, 6/01/40	10,750	10,773,113
	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series
	H, Sub-Series H-1, 5.35%, 7/01/31 (h)	6,810	6,811,226
			17,584,339
Washington - 1.2%	Central Puget Sound Regional Transportation Authority, Washington,
	Sales and Use Tax Revenue Bonds, Series A,
	5%, 11/01/32 (g)	5,459	5,346,971
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 18.1%		80,972,067
	Total Long-Term Investments
	(Cost - $889,749,125) - 167.8%		749,846,435
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 0.60% (t)(u)	27,623,984	27,623,984
	Total Short-Term Securities
	(Cost - $27,623,984) - 6.2%		27,623,984
	Total Investments (Cost - $917,373,109*) - 174.0%		777,470,419
	Other Assets Less Liabilities - 2.0%		8,982,195
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (10.4)%		(46,516,062)
	Preferred Shares, at Redemption Value - (65.6)%		(293,160,154)
	Net Assets Applicable to Common Shares - 100.0%		$446,776,398

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$867,512,050
Gross unrealized appreciation	$23,137,220
Gross unrealized depreciation	(159,567,710)
Net unrealized depreciation	$(136,430,490)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	FHLMC Collateralized.
(c)	GNMA Collateralized.

BlackRock Municipal Income Trust
Schedule of Investments January 31, 2009 (Unaudited)

(d)	FNMA Collateralized.
(e)	Represents a zero-coupon bond. Rate shown reflects the effective yield as of report date.
(f)	AMBAC Insured.
(g)	FSA Insured.
(h)	MBIA Insured.
(i)	ACA Insured.
(j)	XL Capital Insured.
(k)	Non-income producing security.
(l)	Issuer filed for bankruptcy and/or is in default of interest payments.
(m)	FGIC Insured.
(n)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(o)	FHA Insured.
(p)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(q)	BHAC Insured.
(r)	Assured Guaranty Insured.
(s)

Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Trust may have acquired the residual interest certificates. These securities serve as a collateral in a financing transaction.

(t)	Represents the current yield as of report date.
(u)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	25,797,030	$29,125
  Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
  Level 1 - price quotations in active markets/exchanges for identical securities
  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

BlackRock Municipal Income Trust
Schedule of Investments January 31, 2009 (Unaudited)
  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$27,623,984
Level 2	749,846,435
Level 3	-
Total	$777,470,419

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Municipal Income Trust

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust

Date: March 25, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust

Date: March 25, 2009